UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

                           Maxim Stock Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                  $     556,989,845
     Cash                                                                                    829,272
     Dividends receivable                                                                    607,223
     Receivable for investments sold                                                         428,949
     Subscriptions receivable                                                                585,196
     Variation margin on futures contracts                                                    23,450
                                                                                     ----------------
                                                                                     ----------------

     Total assets                                                                        559,463,935
                                                                                     ----------------
                                                                                     ----------------

LIABILITIES:
     Due to investment adviser                                                               299,684
     Payable for investments purchased                                                       424,822
     Redemptions payable                                                                     516,101
                                                                                     ----------------
                                                                                     ----------------

     Total liabilities                                                                     1,240,607
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     558,223,328
                                                                                     ================
                                                                                     ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $       2,422,626
     Additional paid-in capital                                                          417,619,959
     Net unrealized appreciation on investments and futures contracts                    101,176,840
     Undistributed net investment income                                                     112,161
     Accumulated net realized gain on investments and futures contracts                   36,891,742
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     558,223,328
                                                                                     ================
                                                                                     ================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $           23.04
                                                                                     ================
                                                                                     ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          300,000,000
     Outstanding                                                                          24,226,262

(1)  Cost of investments in securities:                                            $     455,821,968

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                                                      $          6,742
     Dividends                                                                            4,945,482
                                                                                     ---------------
                                                                                     ---------------

     Total income                                                                         4,952,224
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:
     Management fees                                                                      1,850,705
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                     3,101,519
                                                                                     ---------------
                                                                                     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                    43,221,671
     Net realized gain on futures contracts                                                 172,155
     Change in net unrealized appreciation on investments                               (26,604,747)
     Change in net unrealized appreciation on futures contracts                            (114,162)
                                                                                     ---------------
                                                                                     ---------------

     Net realized and unrealized gain on investments and futures contracts               16,674,917
                                                                                     ---------------
                                                                                     ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $     19,776,436
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                                                              2004             2003
                                                                          --------------   --------------
                                                                          --------------   --------------
                                                                            UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                              $     3,101,519  $     6,822,801
     Net realized gain on investments                                        43,221,671       47,275,474
     Net realized gain on futures contracts                                     172,155          524,527
     Change in net unrealized appreciation on investments                   (26,604,747)      90,964,772
     Change in net unrealized appreciation on futures contracts                (114,162)         172,575
                                                                          --------------   --------------
                                                                          --------------   --------------

     Net increase in net assets resulting from operations                    19,776,436      145,760,149
                                                                          --------------   --------------
                                                                          --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                              (2,993,091)      (6,802,963)
     From net realized gains                                                          0      (51,064,115)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Total distributions                                                     (2,993,091)     (57,867,078)
                                                                          --------------   --------------
                                                                          --------------   --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                       33,735,372       70,245,967
     Reinvestment of distributions                                            2,993,091       57,867,078
     Redemptions of shares                                                 (132,003,099)    (206,685,141)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Net decrease in net assets resulting from share transactions           (95,274,636)     (78,572,096)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Total increase (decrease) in net assets                                (78,491,291)       9,320,975

NET ASSETS:
     Beginning of period                                                    636,714,619      627,393,644
                                                                          --------------   --------------
                                                                          --------------   --------------

     End of period  (1)                                                 $   558,223,328  $   636,714,619
                                                                          ==============   ==============
                                                                          ==============   ==============


OTHER INFORMATION:

SHARES:
     Sold                                                                     1,482,242        3,400,889
     Issued in reinvestment of distributions                                    130,817        2,662,765
     Redeemed                                                                (5,799,131)     (10,250,512)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Net decrease                                                            (4,186,072)      (4,186,858)
                                                                          ==============   ==============
                                                                          ==============   ==============

(1) Including undistributed net investment income                       $       112,161  $         3,733

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                           Six Months Ended      Year Ended December 31,
                                           June 30, 2004     2003         2002 ~       2001 ~        2000 ~        1999 ~
                                           --------------------------   -----------  -----------   -----------   -----------
                                           --------------------------   -----------  -----------   -----------   -----------
                                                   UNAUDITED
Net Asset Value, Beginning of Period     $       22.41  $      19.25  $      27.37 $      33.58  $      40.44  $      35.82

Income from Investment Operations

Net investment income                             0.12          0.26          0.14         0.21          0.23          0.27
Net realized and unrealized gain (loss)           0.63          5.11         (6.23)       (4.20)        (3.35)         6.68
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Income (Loss) From
    Investment Operations                         0.75          5.37         (6.09)       (3.99)        (3.12)         6.95
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Less Distributions

From net investment income                       (0.12)        (0.26)        (0.14)       (0.21)        (0.23)        (0.27)
From net realized gains                                        (1.95)        (1.89)       (2.01)        (3.51)        (2.06)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Distributions                              (0.12)        (2.21)        (2.03)       (2.22)        (3.74)        (2.33)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Net Asset Value, End of Period           $       23.04  $      22.41  $      19.25 $      27.37  $      33.58  $      40.44
                                           ============   ===========   ===========  ===========   ===========   ===========
                                           ============   ===========   ===========  ===========   ===========   ===========


Total Return                                     3.37% o      28.41%       (21.94%)     (11.63%)       (7.94%)       19.73%

Net Assets, End of Period ($000)         $     558,223  $    636,715  $    627,394 $    864,986  $  1,027,978  $  1,166,072

Ratio of Expenses to Average Net Assets          0.60% *       0.60%         0.60%        0.60%         0.60%         0.60%

Ratio of Net Investment Income to
    Average Net Assets                           1.01% *       1.15%         0.97%        0.70%         0.60%         0.71%

Portfolio Turnover Rate                          2.70% o      30.66%        19.52%       11.46%        15.71%        10.69%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Short Duration Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek maximum total return that is consistent with preservation of capital and liquidity. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Restricted & Illiquid Securities

        The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2004 were $15,170,258, $15,460,287 and 5.25%, respectively.

        The Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2004 were $1,942,228, $1,971,429 and 0.67%, respectively.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $48,715,148 and $15,895,602, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $53,437,749 and $36,770,797, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $293,199,297. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,692,209 and gross depreciation of securities in which there was an excess of tax cost over value of $2,751,227 resulting in net depreciation of $1,059,018.

5. DISTRIBUTIONS TO SHAREHOLDERS

       Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. For the year ended December 31, 2003, the Portfolio had current year deferred post-October capital losses of $111,995.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Maxim Stock Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.90%
      1,800 Alliant Techsystems Inc*                                     114,012
     40,013 Boeing Co                                                  2,044,264
      9,381 General Dynamics Corp                                        931,533
      5,501 Goodrich Corp                                                177,847
     40,689 Honeywell International Inc                                1,490,438
      5,025 L-3 Communications Holdings Inc                              335,670
     21,398 Lockheed Martin Corp                                       1,114,408
     17,096 Northrop Grumman Corp                                        918,057
      3,050 Precision Castparts Corp                                     166,805
     21,223 Raytheon Co                                                  759,147
      8,430 Rockwell Collins                                             280,888
        500 Sequa Corp Class A*                                           29,235
     24,461 United Technologies Corp                                   2,237,692
                                                                     $10,599,996

AGRICULTURE --- 0.21%
     30,800 Archer-Daniels-Midland Co                                    516,824
      5,451 IMC Global Inc                                                73,043
     12,688 Monsanto Co                                                  488,488
      1,600 Scotts Co Class A*                                           102,208
                                                                      $1,180,563

AIR FREIGHT --- 1.08%
      4,056 CH Robinson Worldwide Inc                                    185,927
      2,387 CNF Inc                                                       99,204
      4,974 Expeditors International of Washington Inc                  245,794
     14,189 FedEx Corp                                                 1,159,099
      3,830 JB Hunt Transport Services Inc                               147,761
      3,140 Ryder System Inc                                             125,820
     53,537 United Parcel Service Inc Class B                          4,024,376
                                                                      $5,987,981

AIRLINES --- 0.16%
      4,000 AirTran Holdings Inc                                          56,160
      1,250 Alaska Air Group Inc*                                         29,838
      5,918 Delta Air Lines Inc*                                          42,136
      4,900 JetBlue Airways Corp*                                        143,962
     37,360 Southwest Airlines Co                                        626,530
                                                                        $898,626

AUTO PARTS & EQUIPMENT --- 0.32%
      3,300 ArvinMeritor Inc                                              64,581
        900 Bandag Inc                                                    40,077
      2,646 BorgWarner Inc                                               115,815
      3,499 Cooper Tire & Rubber Co                                       80,477
      7,037 Dana Corp                                                    137,925
     26,558 Delphi Corp                                                  283,639
      3,660 Gentex Corp                                                  145,229
      8,300 Goodyear Tire & Rubber Co*                                    75,447
      9,100 Johnson Controls Inc                                         485,758
      3,293 Lear Corp                                                    194,254
      1,600 Modine Manufacturing Co                                       50,960
      1,279 Superior Industries International Inc                         42,783
      6,138 Visteon Corp                                                  71,630
                                                                      $1,788,575

AUTOMOBILES --- 0.48%
     86,895 Ford Motor Co                                              1,359,907
     26,775 General Motors Corp                                        1,247,447
      2,700 Thor Industries Inc                                           90,342
                                                                      $2,697,696

BANKS --- 6.13%
     16,779 AmSouth Bancorp                                              427,361
      5,236 Associated Banc-Corp                                         155,143
     26,620 BB&T Corp                                                    984,141
     53,300 Bank One Corp                                              2,718,300
     97,160 Bank of America Corp                                       8,221,658
      2,571 Bank of Hawaii Corp                                          116,261
      8,236 Banknorth Group Inc                                          267,505
     10,573 Charter One Financial Inc                                    467,221
      2,300 City National Corp                                           151,110
      6,050 Colonial BancGroup Inc                                       109,929
      8,237 Comerica Inc                                                 452,047
      3,709 Commerce Bancorp Inc                                         204,032
      5,750 Compass Bancshares Inc                                       247,250
      2,400 Cullen/Frost Bankers Inc                                     107,400
     26,718 Fifth Third Bancorp                                        1,436,894
      5,870 First Horizon National Corp*                                 266,909
      4,025 FirstMerit Corp                                              106,139
      2,408 Greater Bay Bancorp                                           69,591
      7,241 Hibernia Corp                                                175,956
     10,842 Huntington Bancshares Inc                                    248,273
     19,539 KeyCorp                                                      584,021
      5,624 M&T Bank Corp                                                490,975
     10,549 Marshall & Ilsley Corp                                       412,360
      3,752 Mercantile Bankshares Corp                                   175,669
     32,182 National City Corp                                         1,126,692
      9,745 National Commerce Financial Corp                             316,713
      8,244 North Fork Bancorp Inc                                       313,684
     13,322 PNC Financial Services Group                                 707,132
     10,403 Regions Financial Corp                                       380,198
      1,728 Silicon Valley Bancshares*                                    68,515
     15,628 SouthTrust Corp                                              606,523
     13,524 SunTrust Banks Inc                                           878,925
     14,392 Synovus Financial Corp                                       364,405
      3,394 TCF Financial Corp                                           197,022
     89,968 US Bancorp                                                 2,479,518
      8,988 Union Planters Corp                                          267,932
     62,416 Wachovia Corp                                              2,777,507
     80,240 Wells Fargo & Co                                           4,592,135
      1,520 Westamerica Bancorp                                           79,724
      3,200 Wilmington Trust Corp                                        119,104
      4,235 Zions Bancorp                                                260,232
                                                                     $34,132,106

BIOTECHNOLOGY --- 1.21%
     60,428 Amgen Inc*                                                 3,297,556
     16,087 Biogen Idec Inc*                                           1,017,503
      2,700 Cephalon Inc*                                                145,800
      2,163 Charles River Laboratories International Inc*                105,706
      8,985 Chiron Corp*                                                 401,090
     10,664 Genzyme Corp*                                                504,727
     10,107 Gilead Sciences Inc*                                         677,169
     11,804 MedImmune Inc*                                               276,214
     14,348 Millennium Pharmaceuticals Inc*                              198,002
      4,450 Protein Design Labs Inc*                                      85,129
      3,692 Vertex Pharmaceuticals Inc*                                   40,021
                                                                      $6,748,917

BROADCAST/MEDIA --- 0.86%
     29,112 Clear Channel Communications Inc                           1,075,686
    106,395 Comcast Corp*                                              2,982,233
      2,609 Emmis Communications Corp*                                    54,737
      2,500 Entercom Communications Corp*                                 93,250
     15,273 Univision Communications Inc Class A*                        487,667
      4,636 Westwood One Inc*                                            110,337
                                                                      $4,803,910

BUILDING MATERIALS --- 0.25%
     10,264 American Standard Cos Inc*                                   413,742
      2,246 Martin Marietta Materials Inc                                 99,565
     20,787 Masco Corp                                                   648,139
      4,905 Vulcan Materials Co                                          233,233
                                                                      $1,394,679

CHEMICALS --- 1.50%
     10,879 Air Products & Chemicals Inc                                 570,604
      3,500 Airgas Inc                                                    83,685
      2,000 Albemarle Corp                                                63,300
      2,950 Cabot Corp                                                   120,065
      5,398 Crompton Corp                                                 34,007
      1,900 Cytec Industries Inc                                          86,355
     44,492 Dow Chemical Co                                            1,810,824
     47,446 EI du Pont de Nemours & Co                                 2,107,551
      3,725 Eastman Chemical Co                                          172,207
     12,150 Ecolab Inc                                                   385,155
      5,831 Engelhard Corp                                               188,400
      1,750 FMC Corp*                                                     75,443
      1,950 Ferro Corp                                                    52,026
      2,300 Great Lakes Chemical Corp                                     62,238
      5,218 Hercules Inc*                                                 63,607
      4,471 International Flavors & Fragrances Inc                       167,215
      2,450 Lubrizol Corp                                                 89,719
      8,456 Lyondell Chemical Co                                         147,050
        950 Minerals Technologies Inc                                     55,100
      3,271 Olin Corp                                                     57,635
      8,239 PPG Industries Inc                                           514,855
     15,346 Praxair Inc                                                  612,459
      5,487 RPM Inc                                                       83,402
     10,593 Rohm & Haas Co                                               440,457
      3,290 Sigma-Aldrich Corp                                           196,117
      2,407 Valspar Corp                                                 121,409
                                                                      $8,360,885

COMMUNICATIONS - EQUIPMENT --- 1.62%
     18,448 3Com Corp*                                                   115,300
     38,434 ADC Telecommunications Inc*                                  109,153
      3,800 ADTRAN Inc                                                   126,806
      4,096 Advanced Fibre Communications*                                82,739
      7,587 Andrew Corp*                                                 151,816
     21,105 Avaya Inc*                                                   333,248
      2,300 Avocent Corp*                                                 84,502
     26,956 CIENA Corp*                                                  100,279
      2,900 CommScope Inc*                                                62,205
      9,240 Comverse Technology Inc*                                     184,246
     65,162 Corning Inc*                                                 851,016
      3,200 Harris Corp                                                  162,400
     68,398 JDS Uniphase Corp*                                           259,228
    203,406 Lucent Technologies Inc*                                     768,874
      5,424 McDATA Corp*                                                  29,181
    111,190 Motorola Inc                                               2,029,208
      2,250 Plantronics Inc*                                              94,725
      4,720 Polycom Inc*                                                 105,775
      4,900 Powerwave Technologies Inc*                                   37,730
      4,383 QLogic Corp*                                                 116,544
     38,387 QUALCOMM Inc                                               2,801,462
      7,223 Scientific-Atlanta Inc                                       249,194
     19,648 Tellabs Inc*                                                 171,724
                                                                      $9,027,355

COMPUTER HARDWARE & SYSTEMS --- 3.41%
     17,963 Apple Computer Inc*                                          584,516
      6,100 Cognizant Technology Solutions Corp*                         155,001
    119,698 Dell Inc*                                                  4,287,567
      3,483 Diebold Inc                                                  184,146
    116,002 EMC Corp*                                                  1,322,414
     17,590 Gateway Inc*                                                  79,155
    144,676 Hewlett-Packard Co                                         3,052,664
      1,590 Imation Corp                                                  67,750
     80,013 International Business Machines Corp                       7,053,133
      6,212 Lexmark International Group Inc Class A*                     599,644
      4,500 NCR Corp*                                                    223,155
     16,398 Network Appliance Inc*                                       353,049
      8,400 Quantum Corp-DLT & Storage Systems*                           26,048
      7,648 Sandisk Corp*                                                165,885
      5,323 Storage Technology Corp*                                     154,367
    157,899 Sun Microsystems Inc*                                        685,278
                                                                     $18,993,772

COMPUTER SOFTWARE & SERVICES --- 7.81%
      6,563 Activision Inc*                                              104,352
      4,091 Acxiom Corp                                                  101,580
     11,383 Adobe Systems Inc                                            529,310
      1,400 Advent Software*                                              25,298
      6,437 Affiliated Computer Services Inc Class A*                    340,775
      2,734 Ascential Software Corp*                                      43,717
      5,360 Autodesk Inc                                                 229,462
     28,070 Automatic Data Processing Inc                              1,175,572
     10,465 BMC Software Inc*                                            193,603
     13,010 Cadence Design Systems Inc*                                  190,336
    321,038 Cisco Systems Inc*                                         7,608,575
      8,043 Citrix Systems Inc*                                          163,755
     27,691 Computer Associates International Inc                        777,004
      8,924 Computer Sciences Corp*                                      414,341
     18,257 Compuware Corp*                                              120,496
      6,680 Convergys Corp*                                              102,872
     14,292 Electronic Arts Inc*                                         779,629
     22,916 Electronic Data Systems Corp                                 438,841
      3,350 Fair Isaac Co                                                111,823
     41,373 First Data Corp                                            1,841,926
      9,143 Fiserv Inc*                                                  355,571
      6,100 Gartner Inc*                                                  80,642
      9,116 Intuit Inc*                                                  351,695
      4,122 Jack Henry & Associates Inc                                   82,852
      2,950 Keane Inc*                                                    40,386
      5,000 MPS Group Inc*                                                60,600
      3,200 Macromedia Inc*                                               78,560
      2,300 Macrovision Corp*                                             57,569
      3,150 Mentor Graphics Corp*                                         48,731
      4,354 Mercury Interactive Corp*                                    216,937
    512,327 Microsoft Corp                                            14,632,035
      7,799 Network Associates Inc*                                      141,396
     18,350 Novell Inc*                                                  153,957
    246,564 Oracle Corp*                                               2,941,500
     12,650 Parametric Technology Corp*                                   63,250
     17,950 Paychex Inc                                                  608,146
     17,349 PeopleSoft Inc*                                              320,957
      2,850 RSA Security Inc*                                             58,340
      2,500 Retek Inc*                                                    15,350
      3,079 Reynolds & Reynolds Co Class A                                71,217
      6,641 Sabre Holdings Corp                                          184,022
     23,746 Siebel Systems Inc*                                          253,605
     13,793 SunGard Data Systems Inc*                                    358,618
      4,589 Sybase Inc*                                                   82,602
     14,820 Symantec Corp*                                               648,820
      7,386 Synopsys Inc*                                                209,984
      3,900 Titan Corp*                                                   50,622
      1,600 Transaction Systems Architects Inc Class A*                   34,448
     15,877 Unisys Corp*                                                 220,373
     20,407 VERITAS Software Corp*                                       565,264
      3,800 Wind River Systems*                                           44,688
     63,748 Yahoo! Inc*                                                2,315,965
     31,284 eBay Inc*                                                  2,876,564
                                                                     $43,518,533

CONGLOMERATES --- 4.21%
     37,108 3M Co                                                      3,340,091
      4,148 ALLETE Inc                                                   138,128
      1,526 Carlisle Cos Inc                                              94,994
    501,001 General Electric Co                                       16,231,540
      1,900 Teleflex Inc                                                  95,285
      6,616 Textron Inc                                                  392,660
     95,256 Tyco International Ltd                                     3,156,784
                                                                     $23,449,482

CONTAINERS --- 0.17%
      2,687 Ball Corp                                                    193,598
      5,100 Bemis Co Inc                                                 144,075
      7,300 Pactiv Corp*                                                 182,062
      4,066 Sealed Air Corp*                                             216,596
      2,663 Temple-Inland Inc                                            184,413
                                                                        $920,744

COSMETICS & PERSONAL CARE --- 0.59%
      4,342 Alberto-Culver Co Class B                                    217,708
     22,474 Avon Products Inc                                          1,036,950
     47,576 Gillette Co                                                2,017,224
                                                                      $3,271,882

DISTRIBUTORS --- 0.34%
      3,579 Fastenal Co                                                  203,415
      8,330 Genuine Parts Co                                             330,534
     30,395 SYSCO Corp                                                 1,090,269
      4,320 WW Grainger Inc                                              248,400
                                                                      $1,872,618

ELECTRIC COMPANIES --- 2.13%
      5,950 Allegheny Energy Inc*                                         91,692
      5,296 Alliant Energy Corp                                          138,120
      8,679 Ameren Corp                                                  372,850
     18,689 American Electric Power Co Inc                               598,035
      1,500 Black Hills Corp                                              47,250
      7,650 CMS Energy Corp*                                              69,845
     14,529 CenterPoint Energy Inc                                       167,084
      8,452 Cinergy Corp                                                 321,176
     11,511 Consolidated Edison Inc                                      457,677
      5,864 DPL Inc                                                      113,879
      8,148 DTE Energy Co                                                330,320
     15,552 Dominion Resources Inc                                       981,020
      3,601 Duquesne Light Holdings Inc                                   69,535
     15,481 Edison International                                         395,849
     10,987 Entergy Corp                                                 615,382
     31,522 Exelon Corp                                                1,049,367
      8,831 FPL Group Inc                                                564,742
     15,564 FirstEnergy Corp                                             582,247
      3,565 Great Plains Energy Inc                                      105,881
      3,800 Hawaiian Electric Industries Inc                              99,180
      1,800 IDACORP Inc                                                   48,600
      2,485 NSTAR                                                        119,000
      6,066 Northeast Utilities                                          118,105
      4,176 OGE Energy Corp                                              106,363
     19,838 PG&E Corp*                                                   554,274
      2,825 PNM Resources Inc                                             58,675
      8,490 PPL Corp                                                     389,691
      8,152 Pepco Holdings Inc                                           149,019
      4,305 Pinnacle West Capital Corp                                   173,876
     11,786 Progress Energy Inc                                          519,254
      8,100 Progress Energy Inc @ (CVO)*                                       0
      4,350 Puget Energy Inc                                              95,309
      5,450 Sierra Pacific Resources*                                     42,020
     34,995 Southern Co                                                1,020,104
      8,830 TECO Energy Inc                                              105,872
     15,474 TXU Corp                                                     626,852
      1,729 WPS Resources Corp                                            80,139
      5,637 Wisconsin Energy Corp                                        183,823
     18,893 Xcel Energy Inc                                              315,702
                                                                     $11,877,809

ELECTRONIC INSTRUMENT & EQUIP --- 1.17%
     22,839 Agilent Technologies Inc*                                    668,726
      9,444 American Power Conversion Corp                               185,575
      3,200 Ametek Inc                                                    98,880
      5,415 Arrow Electronics Inc*                                       145,229
      5,695 Avnet Inc*                                                   129,277
      3,965 CDW Corp                                                     252,808
      4,445 Cooper Industries Inc                                        264,077
     20,032 Emerson Electric Co                                        1,273,034
      3,100 Harman International Industries Inc                          282,100
      2,850 Hubbell Inc Class B                                          133,124
      9,426 Jabil Circuit Inc*                                           237,347
      3,950 KEMET Corp*                                                   48,269
      8,916 Molex Inc                                                    286,025
      3,760 National Instruments Corp                                    115,244
      1,850 Newport Corp*                                                 29,915
      5,971 PerkinElmer Inc                                              119,659
      2,050 Plexus Corp*                                                  27,675
      3,950 Power-One Inc*                                                43,371
      8,879 Rockwell Automation Inc                                      333,051
     24,715 Sanmina - SCI Corp*                                          224,907
      2,450 Silicon Laboratories Inc*                                    113,558
     45,669 Solectron Corp*                                              295,478
     11,147 Symbol Technologies Inc                                      164,307
      2,776 Tech Data Corp*                                              108,625
      4,036 Tektronix Inc                                                137,305
      7,893 Thermo Electron Corp*                                        242,631
      2,750 Thomas & Betts Corp                                           74,883
      1,672 Varian Inc*                                                   70,475
      7,559 Vishay Intertechnology Inc*                                  140,446
      5,673 Waters Corp*                                                 271,056
                                                                      $6,517,057

ELECTRONICS - SEMICONDUCTOR --- 3.60%
     16,668 Advanced Micro Devices Inc*                                  265,021
     17,648 Altera Corp*                                                 392,139
     17,803 Analog Devices Inc                                           838,165
     80,094 Applied Materials Inc*                                     1,571,444
     14,700 Applied Micro Circuits Corp*                                  78,204
     22,500 Atmel Corp*                                                  133,200
     14,920 Broadcom Corp Class A*                                       697,808
      1,164 Cabot Microelectronics Corp*                                  35,630
      4,507 Credence Systems Corp*                                        62,197
      3,500 Cree Inc*                                                     81,480
      5,800 Cypress Semiconductor Corp*                                   82,302
      5,576 Fairchild Semiconductor International Inc*                   91,279
      3,300 Integrated Circuit Systems Inc*                               89,628
      5,044 Integrated Device Technology Inc*                             69,809
    306,994 Intel Corp                                                 8,472,994
      3,100 International Rectifier Corp*                                128,408
      6,549 Intersil Holding Corp                                        141,851
      9,373 KLA-Tencor Corp*                                             462,839
     18,062 LSI Logic Corp*                                              137,632
      2,850 LTX Corp*                                                     30,809
      6,383 Lam Research Corp*                                           171,064
      5,200 Lattice Semiconductor Corp*                                   36,452
     14,785 Linear Technology Corp                                       583,564
     15,323 Maxim Integrated Products Inc                                803,232
      4,380 Micrel Inc*                                                   53,217
      9,777 Microchip Technology Inc                                     308,367
     28,929 Micron Technology Inc*                                       442,903
      7,907 NVIDIA Corp*                                                 162,094
     17,032 National Semiconductor Corp*                                 374,534
      6,991 Novellus Systems Inc*                                        219,797
      8,345 PMC-Sierra Inc*                                              119,751
      8,850 RF Micro Devices Inc*                                         66,375
      3,508 Semtech Corp*                                                 82,578
      9,175 Teradyne Inc*                                                208,273
     82,144 Texas Instruments Inc                                      1,986,242
      6,397 TriQuint Semiconductor Inc*                                   34,928
     16,543 Xilinx Inc*                                                  551,047
                                                                     $20,067,257

ENGINEERING & CONSTRUCTION --- 0.08%
      2,250 Dycom Industries Inc*                                         63,000
      3,977 Fluor Corp                                                   189,584
      1,887 Granite Construction Inc                                      34,400
      2,710 Jacobs Engineering Group Inc*                                106,720
      5,550 Quanta Services Inc*                                          34,521
                                                                        $428,225

FINANCIAL SERVICES --- 5.76%
      7,345 AmeriCredit Corp*                                            143,448
      3,687 Astoria Financial Corp                                       134,870
     36,842 Bank of New York Co Inc                                    1,086,102
    245,527 Citigroup Inc                                             11,416,995
     13,376 Countrywide Credit Industries Inc                            939,664
      3,191 Eaton Vance Corp                                             121,928
     46,109 Fannie Mae (nonvtg)                                        3,290,338
      5,100 Federated Investors Inc Class B                              154,734
     11,775 Franklin Resources Inc                                       589,678
     32,758 Freddie Mac                                                2,073,581
      7,279 Golden West Financial Corp                                   774,122
      6,177 GreenPoint Financial Corp                                    245,227
      3,961 Independence Community Bank Corp                             144,180
      2,898 IndyMac Bancorp Inc                                           91,577
      3,150 Investors Financial Services Corp                            137,277
     98,764 JP Morgan Chase & Co                                       3,829,083
     11,230 Janus Capital Group Inc                                      185,183
      3,123 Legg Mason Inc                                               284,224
      4,730 MGIC Investment Corp                                         358,818
     20,086 Mellon Financial Corp                                        589,122
      7,194 Moody's Corp                                                 465,164
     12,482 New York Community Bancorp Inc                               245,022
     10,389 Northern Trust Corp                                          439,247
      4,551 PMI Group Inc                                                198,060
     15,063 Principal Financial Group                                    523,891
      4,461 Radian Group Inc                                             213,682
      4,863 SEI Investments Co                                           141,222
     14,480 Sovereign Bancorp Inc                                        320,008
     15,885 State Street Corp                                            779,000
      6,006 T Rowe Price Group Inc                                       302,702
      3,928 Waddell & Reed Financial Class A                              86,848
      3,690 Washington Federal Inc                                        88,560
     40,963 Washington Mutual Inc                                      1,582,810
      2,468 Webster Financial Corp                                       116,045
                                                                     $32,092,412

FOOD & BEVERAGES --- 3.81%
      1,750 Adolph Coors Co Class B                                      126,595
     38,247 Anheuser-Busch Co Inc                                      2,065,338
      5,812 Brown-Forman Corp                                            280,545
     19,561 Campbell Soup Co                                             525,800
    115,651 Coca-Cola Co                                               5,838,063
     22,277 Coca-Cola Enterprises Inc                                    645,810
     25,062 ConAgra Foods Inc                                            678,679
      5,049 Constellation Brands Inc*                                    187,469
      7,488 Dean Foods Co*                                               279,377
     17,944 General Mills Inc                                            852,878
     16,629 HJ Heinz Co                                                  651,859
     12,410 Hershey Foods Corp                                           574,211
      6,448 Hormel Foods Corp                                            200,533
      2,100 Interstate Bakeries Corp                                      22,785
      3,112 JM Smucker Co                                                142,872
     19,489 Kellogg Co                                                   815,615
      1,698 Lancaster Colony Corp                                         70,705
      6,507 McCormick & Co Inc (nonvtg)                                  221,238
     12,236 Pepsi Bottling Group Inc                                     373,687
      6,491 PepsiAmericas Inc                                            137,869
     81,009 PepsiCo Inc                                                4,364,763
     37,534 Sara Lee Corp                                                862,907
      2,200 Sensient Technologies Corp                                    47,256
      5,209 Smithfield Foods Inc*                                        153,145
      2,496 Tootsie Roll Industries Inc                                   81,120
     16,752 Tyson Foods Inc Class A                                      350,954
     10,620 Wm Wrigley Jr Co                                             669,591
                                                                     $21,221,664

GOLD, METALS & MINING --- 0.66%
     41,294 Alcoa Inc                                                  1,363,941
      3,825 Allegheny Technologies Inc                                    69,041
      2,550 Arch Coal Inc                                                 93,305
      8,457 Freeport-McMoRan Copper & Gold Inc                           280,350
     20,986 Newmont Mining Corp                                          813,417
      3,779 Nucor Corp                                                   290,076
      3,043 Peabody Energy Corp                                          170,378
      4,504 Phelps Dodge Corp*                                           349,105
      5,400 United States Steel Corp                                     189,648
      4,081 Worthington Industries Inc                                    83,783
                                                                      $3,703,044

HARDWARE & TOOLS --- 0.01%
      2,000 York International Corp                                       82,140
                                                                         $82,140

HEALTH CARE RELATED --- 2.33%
      7,249 Aetna Inc                                                    616,165
      5,383 AmericsourceBergen Corp                                      321,796
      6,607 Anthem Inc*                                                  591,723
      2,350 Apria Healthcare Group Inc*                                   67,445
      6,762 CIGNA Corp                                                   465,293
     20,457 Cardinal Health Inc                                        1,433,013
     21,743 Caremark Rx Inc*                                             716,214
      4,695 Community Health Systems Inc*                                125,685
      2,955 Covance Inc*                                                 114,004
      4,234 Coventry Health Care Inc*                                    207,043
      3,706 Express Scripts Inc Class A*                                 293,626
      4,203 First Health Group Corp*                                      65,609
     23,146 HCA Inc                                                      962,642
     11,453 Health Management Associates Inc Class A                     256,776
      5,309 Health Net Inc*                                              140,689
      2,126 Henry Schein Inc*                                            134,236
      7,394 Hospira Inc*                                                 204,074
      7,663 Humana Inc*                                                  129,505
     11,093 IMS Health Inc                                               260,020
      1,850 LifePoint Hospitals Inc*                                      68,857
      4,737 Lincare Holdings Inc*                                        155,658
      4,267 Manor Care Inc                                               139,446
     13,816 McKesson HBOC Inc                                            474,303
     12,957 Medco Health Solutions Inc*                                  485,888
      4,970 Omnicare Inc                                                 212,766
      3,866 Oxford Health Plans Inc                                      212,785
      4,082 PacifiCare Health Systems Inc*                               157,810
      3,242 Patterson Dental Co*                                         247,981
      4,992 Quest Diagnostics Inc                                        424,070
      3,150 Renal Care Group Inc*                                        104,360
     22,045 Tenet Healthcare Corp*                                       295,623
      3,602 Triad Hospitals Inc*                                         134,102
     29,212 United Health Group Inc                                    1,818,458
      2,760 Universal Health Services Inc Class B                        126,656
      7,458 Wellpoint Health Networks Inc*                               835,371
                                                                     $12,999,692

HEAVY TRUCKS & PARTS --- 0.02%
      2,100 Cummins Engine Co Inc                                        131,250
                                                                        $131,250

HOMEBUILDING --- 0.31%
      5,878 Centex Corp                                                  268,919
     11,100 DR Horton Inc                                                315,240
      2,900 Hovnanian Enterprises Inc*                                   100,659
      2,232 KB Home                                                      153,182
      7,466 Lennar Corp                                                  333,880
      5,966 Pulte Corp                                                   310,411
      1,200 Ryland Group Inc                                              93,840
      3,495 Toll Corp*                                                   147,908
                                                                      $1,724,039

HOTELS/MOTELS --- 0.49%
     30,068 Carnival Corp                                              1,413,196
     18,088 Hilton Hotels Corp                                           337,522
     10,772 Marriott International Inc Class A                           537,307
      9,774 Starwood Hotels & Resorts Worldwide Inc                      438,364
                                                                      $2,726,389

HOUSEHOLD GOODS --- 2.32%
      3,100 American Greetings Corp Class A*                              71,858
      3,768 Black & Decker Corp                                          234,106
      2,164 Blyth Industries Inc                                          74,636
      1,950 Church & Dwight Co Inc                                        89,271
     10,146 Clorox Co                                                    545,652
     25,302 Colgate-Palmolive Co                                       1,478,902
      3,922 Energizer Holdings Inc*                                      176,490
      6,970 Fortune Brands Inc                                           525,747
      2,600 Furniture Brands International Inc                            65,130
     23,781 Kimberly-Clark Corp                                        1,566,692
      9,086 Leggett & Platt Inc                                          242,687
      3,709 Maytag Corp                                                   90,908
      3,233 Mohawk Industries Inc*                                       237,076
     13,065 Newell Rubbermaid Inc                                        307,028
    122,036 Procter & Gamble Co                                        6,643,629
      2,750 Snap-on Inc                                                   92,263
      3,866 Stanley Works                                                176,212
      2,750 Tupperware Corp                                               53,433
      3,354 Whirlpool Corp                                               230,084
                                                                     $12,901,804

INSURANCE RELATED --- 4.61%
     13,397 ACE Ltd                                                      566,425
     24,179 AFLAC Inc                                                    986,745
      2,550 Allmerica Financial Corp*                                     86,190
     33,294 Allstate Corp                                              1,549,836
      5,197 Ambac Financial Group Inc                                    381,668
      3,500 American Financial Group Inc                                 106,995
    123,868 American International Group Inc                           8,829,296
      1,886 Amerus Group Co                                               78,080
     14,943 Aon Corp                                                     425,429
      4,347 Arthur J Gallagher & Co                                      132,366
      3,227 Brown & Brown Inc                                            139,084
      9,050 Chubb Corp                                                   617,029
      8,029 Cincinnati Financial Corp                                    349,422
      2,736 Everest Re Group Ltd                                         219,865
      8,170 Fidelity National Financial Inc                              305,068
      4,220 First American Financial Corp                                109,256
      2,950 HCC Insurance Holdings Inc                                    98,560
     13,863 Hartford Financial Services Group Inc                        952,943
      1,850 Horace Mann Educators Corp                                    32,338
      6,677 Jefferson-Pilot Corp                                         339,192
      3,289 Leucadia National Corp                                       163,463
      8,492 Lincoln National Corp                                        401,247
      8,814 Loews Corp                                                   528,487
      6,936 MBIA Inc                                                     396,184
     24,810 Marsh & McLennan Cos Inc                                   1,125,878
     35,795 MetLife Inc                                                1,283,251
      2,400 Mony Group Inc*                                               75,120
      2,882 Ohio Casualty Corp*                                           58,015
      8,483 Old Republic International Corp                              201,218
     10,305 Progressive Corp                                             879,017
      3,348 Protective Life Corp                                         129,467
     24,950 Prudential Financial Inc                                   1,159,427
      6,573 SAFECO Corp                                                  289,212
     31,753 St Paul Travelers Cos Inc                                  1,287,267
      1,360 StanCorp Financial Group Inc                                  91,120
      5,191 Torchmark Corp                                               279,276
      3,182 Unitrin Inc                                                  135,553
     14,021 UnumProvident Corp                                           222,933
      3,950 WR Berkley Corp                                              169,653
      6,588 XL Capital Ltd Class A                                       497,130
                                                                     $25,678,705

INVESTMENT BANK/BROKERAGE FIRM --- 1.40%
      3,749 AG Edwards Inc                                               127,578
      4,991 Bear Stearns Co Inc                                          420,791
     64,680 Charles Schwab Corp                                          621,575
     17,223 E*TRADE Financial Corp*                                      192,036
      2,600 Jefferies Group Inc                                           80,392
      2,809 LaBranche & Co Inc                                            23,652
     13,262 Lehman Brothers Holdings Inc                                 997,966
     45,726 Merrill Lynch & Co Inc                                     2,468,289
     52,209 Morgan Stanley                                             2,755,069
      3,450 Raymond James Financial Inc                                   91,253
                                                                      $7,778,601

LEISURE & ENTERTAINMENT --- 2.26%
      3,150 Boyd Gaming Corp                                              83,696
      4,554 Brunswick Corp                                               185,803
     14,619 Caesars Entertainment Inc*                                   219,285
      3,500 Callaway Golf Co                                              39,690
      2,840 GTECH Holdings Corp                                          131,520
     14,078 Harley-Davidson Inc                                          871,991
      5,393 Harrah's Entertainment Inc                                   291,761
      8,352 Hasbro Inc                                                   158,688
     16,580 International Game Technology                                639,988
      2,496 International Speedway Corp Class A*                         121,405
      3,211 Mandalay Resort Group                                        220,403
     19,955 Mattel Inc                                                   364,179
      4,400 Six Flags Inc*                                                31,944
    216,358 Time Warner Inc*                                           3,803,570
     82,203 Viacom Inc Class B                                         2,936,293
     97,411 Walt Disney Co                                             2,483,003
                                                                     $12,583,219

MACHINERY --- 0.69%
      4,198 AGCO Corp*                                                    85,518
     16,189 Caterpillar Inc                                            1,286,054
     11,926 Deere & Co                                                   836,490
      3,888 Donaldson Co Inc                                             113,918
      2,273 Federal Signal Corp                                           42,301
      2,600 Flowserve Corp*                                               64,844
      3,325 Graco Inc                                                    103,241
      1,950 Harsco Corp                                                   91,650
      1,789 Kennametal Inc                                                81,936
      3,317 Navistar International Corp*                                 128,567
      1,750 Nordson Corp                                                  75,898
      8,347 PACCAR Inc                                                   484,043
      4,800 Pentair Inc                                                  161,472
      3,589 SPX Corp                                                     166,673
        850 Tecumseh Products Co Class A                                  35,012
      2,250 Trinity Industries Inc                                        71,528
                                                                      $3,829,145

MANUFACTURING --- 0.82%
      2,795 Crane Co                                                      87,735
     14,704 Danaher Corp                                                 762,402
      9,647 Dover Corp                                                   406,139
      7,110 Eaton Corp                                                   460,301
      4,392 ITT Industries Inc                                           364,536
     14,710 Illinois Tool Works Inc                                    1,410,542
      8,214 Ingersoll-Rand Co                                            561,098
      5,959 Pall Corp                                                    156,066
      5,718 Parker-Hannifin Corp                                         339,992
                                                                      $4,548,811

MEDICAL PRODUCTS --- 2.23%
      4,261 Apogent Technologies Inc*                                    136,352
      9,590 Applera Corp Applied Biosystems Group                        208,583
      2,509 Bausch & Lomb Inc                                            163,261
     29,075 Baxter International Inc                                   1,003,378
      2,904 Beckman Coulter Inc                                          177,144
     11,960 Becton Dickinson & Co                                        619,528
     12,007 Biomet Inc                                                   533,591
     39,716 Boston Scientific Corp*                                    1,699,845
      4,970 CR Bard Inc                                                  281,551
      5,230 Cytyc Corp*                                                  132,685
      3,842 Dentsply International Inc                                   200,168
      2,868 Edwards Lifesciences Corp*                                    99,950
     14,878 Guidant Corp                                                 831,383
      2,950 Hillenbrand Industries Inc                                   178,328
      1,700 INAMED Corp                                                  106,845
     57,523 Medtronic Inc                                              2,802,516
      2,400 Millipore Corp*                                              135,288
      8,434 St Jude Medical Inc*                                         638,032
      3,249 Steris Corp*                                                  73,297
     19,058 Stryker Corp                                               1,048,190
      2,250 VISX Inc*                                                     60,120
      3,149 Varian Medical Systems Inc*                                  249,873
     11,561 Zimmer Holdings Inc*                                       1,019,680
                                                                     $12,399,588

OFFICE EQUIPMENT & SUPPLIES --- 0.32%
      5,321 Avery Dennison Corp                                          340,597
      2,756 HNI Corp                                                     116,661
      3,371 Herman Miller Inc                                             97,557
     11,044 Pitney Bowes Inc                                             488,697
     37,980 Xerox Corp*                                                  550,710
      2,250 Zebra Technologies Corp Class A*                             195,750
                                                                      $1,789,972

OIL & GAS --- 6.39%
      4,269 Amerada Hess Corp                                            338,062
     12,032 Anadarko Petroleum Corp                                      705,075
     15,348 Apache Corp                                                  668,417
      3,316 Ashland Inc                                                  175,121
      7,692 BJ Services Co*                                              352,601
     15,755 Baker Hughes Inc                                             593,176
     18,878 Burlington Resources Inc                                     683,006
     50,836 ChevronTexaco Corp                                         4,784,176
     32,587 ConocoPhillips                                             2,486,062
      2,550 Cooper Cameron Corp*                                         124,185
     11,425 Devon Energy Corp                                            754,050
      7,213 ENSCO International Inc                                      209,898
      5,545 EOG Resources                                                331,092
    310,523 Exxon Mobil Corp                                          13,790,317
      3,155 FMC Technologies Inc*                                         90,864
      2,761 Forest Oil Corp*                                              75,431
      5,809 Grant Prideco Inc*                                           107,234
     20,890 Halliburton Co                                               632,131
      3,550 Hanover Compressor Co*                                        42,245
      2,400 Helmerich & Payne Inc                                         62,688
      7,173 Kerr-McGee Corp                                              385,692
     16,315 Marathon Oil Corp                                            617,360
      4,434 Murphy Oil Corp                                              326,786
      7,011 Nabors Industries Ltd*                                       317,037
      4,051 National-Oilwell Inc*                                        127,566
      2,700 Newfield Exploration Co*                                     150,498
      6,380 Noble Corp*                                                  241,738
      2,750 Noble Energy Inc                                             140,250
     18,568 Occidental Petroleum Corp                                    898,877
      1,850 Overseas Shipholding Group Inc                                81,641
      3,911 Patterson-UTI Energy Inc*                                    130,667
      5,671 Pioneer Natural Resources Co                                 198,939
      3,600 Plains Exploration & Production Co*                           66,060
      3,036 Pogo Producing Co                                            149,978
      6,445 Pride International Inc*                                     110,274
      5,023 Rowan Cos Inc*                                               122,210
     28,019 Schlumberger Ltd                                           1,779,487
      4,984 Smith International Inc*                                     277,908
      3,606 Sunoco Inc                                                   229,414
      2,900 Tidewater Inc                                                 86,420
     15,139 Transocean Sedco Forex Inc*                                  438,123
     12,468 Unocal Corp                                                  473,784
      6,114 Valero Energy Corp                                           450,969
      4,526 Varco International Inc*                                      99,082
      6,177 Weatherford International Ltd*                               277,841
      3,500 Western Gas Resources Inc                                    113,680
      9,150 XTO Energy Inc                                               272,579
                                                                     $35,570,691

PAPER & FOREST PRODUCTS --- 0.57%
      2,687 Bowater Inc                                                  111,752
     12,129 Georgia-Pacific Corp                                         448,530
     23,123 International Paper Co                                     1,033,598
      2,350 Longview Fibre Co*                                            34,616
      5,162 Louisiana-Pacific Corp                                       122,081
      9,553 MeadWestvaco Corp                                            280,763
      2,050 PH Glatfelter Co                                              28,864
      5,039 Packaging Corp of America                                    120,432
      1,400 Potlatch Corp                                                 58,296
      2,348 Rayonier Inc                                                 104,369
      4,605 Sonoco Products Co                                           117,428
     11,486 Weyerhaeuser Co                                              724,996
                                                                      $3,185,725

PERSONAL LOANS --- 1.17%
     60,570 American Express Co                                        3,112,076
     11,350 Capital One Financial Corp                                   776,113
     60,563 MBNA Corp                                                  1,561,920
          0 MBNA Corp                                                          0
     13,750 Providian Financial Corp*                                    201,713
     20,838 SLM Corp                                                     842,897
                                                                      $6,494,719

PHARMACEUTICALS --- 7.32%
     74,042 Abbott Laboratories                                        3,017,952
      6,248 Allergan Inc                                                 559,321
      4,928 Barr Laboratories Inc*                                       166,074
     92,262 Bristol-Myers Squibb Co                                    2,260,420
     53,655 Eli Lilly & Co                                             3,751,021
     17,504 Forest Laboratories Inc*                                     991,252
      9,351 IVAX Corp*                                                   224,330
    140,942 Johnson & Johnson                                          7,850,473
     11,496 King Pharmaceuticals Inc*                                    131,629
    105,471 Merck & Co Inc                                             5,009,862
     12,669 Mylan Laboratories Inc                                       256,547
      1,603 Par Pharmaceutical Cos Inc*                                   56,442
      3,300 Perrigo Co                                                    62,601
    362,268 Pfizer Inc                                                12,418,543
     69,912 Schering-Plough Corp                                       1,291,974
      4,110 Sepracor Inc*                                                217,419
      3,950 Valeant Pharmaceuticals International                         79,000
      5,121 Watson Pharmaceuticals Inc*                                  137,749
     63,281 Wyeth                                                      2,288,233
                                                                     $40,770,842

PHOTOGRAPHY/IMAGING --- 0.07%
     13,571 Eastman Kodak Co                                             366,146
                                                                        $366,146

POLLUTION CONTROL --- 0.24%
     15,043 Allied Waste Industries Inc*                                 198,267
      7,312 Republic Services Inc                                        211,609
      2,050 Stericycle Inc*                                              106,067
     27,534 Waste Management Inc                                         843,917
                                                                      $1,359,860

PRINTING & PUBLISHING --- 0.87%
      1,200 Banta Corp                                                    53,292
      5,534 Belo Corp Class A                                            148,588
      3,847 Dow Jones & Co Inc                                           173,500
     12,865 Gannett Co Inc                                             1,091,593
      3,821 Knight-Ridder Inc                                            275,112
      2,200 Lee Enterprises Inc                                          105,622
      9,143 McGraw-Hill Cos Inc                                          700,080
      1,100 Media General Inc Class A                                     70,642
      2,366 Meredith Corp                                                130,035
      7,072 New York Times Co Class A                                    316,189
     10,361 RR Donnelley & Sons Co                                       342,120
      4,554 Readers Digest Association Inc                                72,818
      1,900 Scholastic Corp*                                              56,905
     15,528 Tribune Co                                                   707,145
      2,513 Valassis Communications Inc*                                  76,571
        539 Washington Post Co Class B                                   501,275
                                                                      $4,821,487

RAILROADS --- 0.39%
     17,591 Burlington Northern Santa Fe Corp                            616,916
     10,177 CSX Corp                                                     333,500
     18,578 Norfolk Southern Corp                                        492,689
     12,303 Union Pacific Corp                                           731,413
                                                                      $2,174,518

REAL ESTATE --- 0.53%
      3,885 AMB Property Corp REIT                                       134,538
      4,382 Apartment Investment & Management Co REIT                    136,412
     19,096 Equity Office Properties Trust REIT                          519,411
     13,234 Equity Residential REIT                                      393,447
      2,550 Highwood Properties Inc REIT                                  59,925
      3,118 Hospitality Properties Trust REIT                            131,891
      4,059 Liberty Property Trust REIT                                  163,212
      2,929 Mack-Cali Realty Corp REIT                                   121,202
      4,755 New Plan Excel Realty Trust REIT                             111,077
      8,674 Plum Creek Timber Co Inc REIT                                282,599
      8,650 ProLogis Trust REIT                                          284,758
      9,786 Simon Property Group Inc REIT                                503,196
      6,000 United Dominion Realty Trust Inc REIT                        118,680
                                                                      $2,960,348

RESTAURANTS --- 0.71%
      3,920 Applebee's International Inc                                  90,238
      1,700 Bob Evans Farms Inc                                           46,546
      4,548 Brinker International Inc*                                   155,178
      2,322 CBRL Group Inc                                                71,634
      2,472 Cheesecake Factory Inc*                                       98,361
      7,491 Darden Restaurants Inc                                       153,940
      2,866 Krispy Kreme Doughnuts Inc*                                   54,712
     59,735 McDonald's Corp                                            1,553,101
      3,520 Outback Steakhouse Inc                                       145,587
      3,192 Ruby Tuesday Inc                                              87,620
     18,864 Starbucks Corp*                                              820,207
      5,451 Wendy's International Inc                                    189,913
     13,747 Yum! Brands Inc*                                             511,663
                                                                      $3,978,700

RETAIL --- 6.42%
      3,357 99 Cents Only Stores*                                         51,194
      4,468 Abercrombie & Fitch Co                                       173,131
     17,372 Albertson's Inc                                              461,053
      3,350 American Eagle Outfitters Inc*                                96,849
      3,350 AnnTaylor Stores Corp*                                        97,083
     12,626 AutoNation Inc*                                              215,905
      4,016 AutoZone Inc*                                                321,682
      3,285 BJ's Wholesale Club Inc*                                      82,125
      3,187 Barnes & Noble Inc*                                          108,294
     14,316 Bed Bath & Beyond Inc*                                       550,450
     15,324 Best Buy Co Inc                                              777,551
      5,322 Big Lots Inc*                                                 76,956
      4,150 Boise Cascade Corp                                           156,206
      3,625 Borders Group Inc                                             84,970
     18,836 CVS Corp                                                     791,489
      4,262 Chicos FAS Inc*                                              192,472
      9,430 Circuit City Stores Inc - CarMax Group                       122,119
      4,650 Claire's Stores Inc                                          100,905
     21,742 Costco Wholesale Corp                                        892,944
      3,973 Dillard's Inc                                                 88,598
     15,689 Dollar General Corp                                          306,877
      5,395 Dollar Tree Stores Inc*                                      147,985
      8,142 Family Dollar Stores Inc                                     247,680
      8,510 Federated Department Stores Inc                              417,841
     42,772 Gap Inc                                                    1,037,221
    105,484 Home Depot Inc                                             3,713,035
     13,345 JC Penney Co Inc                                             503,907
     16,173 Kohl's Corp*                                                 683,794
     35,266 Kroger Co*                                                   641,841
     22,270 Limited Inc                                                  416,449
     37,401 Lowe's Cos Inc                                             1,965,423
     13,688 May Department Stores Co                                     376,281
      3,236 Michaels Stores Inc                                          177,980
      2,250 Neiman Marcus Group Inc                                      125,213
      6,590 Nordstrom Inc                                                280,800
      2,600 O'Reilly Automotive Inc*                                     117,520
     14,776 Office Depot Inc*                                            264,638
      3,600 Pacific Sunwear of California Inc*                            70,452
      3,200 Payless ShoeSource Inc*                                       47,712
      6,916 Petsmart Inc                                                 224,424
      4,109 Pier 1 Imports Inc                                            72,688
      7,568 RadioShack Corp                                              216,672
      7,074 Ross Stores Inc                                              189,300
      2,050 Ruddick Corp                                                  46,023
      6,390 SUPERVALU Inc                                                195,598
     21,266 Safeway Inc*                                                 538,880
      6,618 Saks Inc                                                      99,270
      9,996 Sears Roebuck & Co                                           377,449
      6,764 Sherwin-Williams Co                                          281,044
     23,603 Staples Inc                                                  691,804
     23,470 TJX Cos Inc                                                  566,566
     43,458 Target Corp                                                1,845,661
      6,947 Tiffany & Co                                                 255,997
     10,047 Toys R Us Inc*                                               160,551
    203,536 Wal-Mart Stores Inc                                       10,738,541
     48,634 Walgreen Co                                                1,761,037
      2,952 Whole Foods Market Inc                                       281,768
      5,391 Williams-Sonoma Inc*                                         177,687
      6,676 Winn-Dixie Stores Inc                                         48,066
                                                                     $35,753,651

SHOES --- 0.21%
     12,609 NIKE Inc Class B                                             955,132
      2,900 Reebok International Ltd                                     104,342
      1,695 Timberland Co Class A*                                       109,480
                                                                      $1,168,954

SPECIALIZED SERVICES --- 1.34%
      3,800 Alliance Data Systems Corp                                   160,550
      8,374 Apollo Group Inc*                                            739,340
      5,696 BISYS Group Inc*                                              80,086
      2,700 Brink's Co                                                    92,475
      2,400 CSG Systems International Inc*                                49,680
      4,874 CarMax Inc*                                                  106,594
      4,772 Career Education Corp*                                       217,412
      2,390 Catalina Marketing Corp*                                      43,713
     48,328 Cendant Corp                                               1,183,058
      7,085 Ceridian Corp*                                               159,413
      2,995 Certegy Inc                                                  116,206
      3,923 CheckFree Corp*                                              117,690
      4,227 ChoicePoint Inc*                                             193,005
      8,183 Cintas Corp                                                  390,084
      4,309 Copart Inc*                                                  115,050
      4,232 Corinthian Colleges Inc*                                     104,700
      4,072 DST Systems Inc*                                             195,822
      3,190 DeVry Inc*                                                    87,470
      2,371 Deluxe Corp                                                  103,139
      3,350 Dun & Bradstreet Corp*                                       180,604
      3,496 Education Management Corp*                                   114,879
      6,458 Equifax Inc                                                  159,836
      8,384 H&R Block Inc                                                399,749
      4,083 Harte-Hanks Inc                                               99,666
      2,200 ITT Educational Services Inc*                                 83,644
     19,779 Interpublic Group of Cos Inc*                                271,566
      1,650 Kelly Services Inc Class A                                    49,170
      1,800 Korn/Ferry International*                                     34,866
      2,100 Laureate Education Inc*                                       80,304
      4,270 Manpower Inc                                                 216,788
      5,586 Monster Worldwide Inc*                                       143,672
      8,905 Omnicom Group Inc                                            675,800
      2,100 Regis Corp                                                    93,639
      3,800 Rent-A-Center Inc*                                           113,734
      8,154 Robert Half International Inc*                               242,745
      2,100 Rollins Inc                                                   48,321
      2,955 Sotheby's Holdings Inc Class A*                               47,162
      3,600 United Rentals Inc*                                           64,404
      4,160 Viad Corp                                                    112,362
                                                                      $7,488,398

TELEPHONE & TELECOMMUNICATIONS --- 3.17%
     14,598 ALLTEL Corp                                                  738,951
     37,431 AT&T Corp                                                    547,612
        210 AT&T Corp                                                      3,072
    129,391 AT&T Wireless Services Inc*                                1,852,878
     87,040 BellSouth Corp                                             2,282,186
      6,573 CenturyTel Inc                                               197,453
     11,600 Cincinnati Bell Inc*                                          51,504
     13,548 Citizens Communications Co*                                  163,931
     52,654 Nextel Communications Inc*                                 1,403,756
     84,710 Qwest Communications International Inc*                      304,109
    157,202 SBC Communications Inc                                     3,812,149
     67,762 Sprint Corp                                                1,192,611
      2,715 Telephone & Data Systems Inc                                 193,308
      5,400 UTStarcom Inc*                                               163,350
    131,435 Verizon Communications                                     4,756,630
                                                                     $17,663,500

TEXTILES --- 0.19%
      8,964 Coach Inc*                                                   405,083
      5,898 Jones Apparel Group Inc                                      232,853
      5,313 Liz Claiborne Inc                                            191,162
      5,232 VF Corp                                                      254,798
                                                                      $1,083,896

TOBACCO --- 0.99%
     97,314 Altria Group Inc                                           4,870,555
      4,032 RJ Reynolds Tobacco Holdings Inc                             272,501
      7,917 UST Inc                                                      285,012
      1,200 Universal Corp                                                61,128
                                                                      $5,489,196

TRANSPORTATION --- 0.05%
      2,000 Alexander & Baldwin Inc                                       66,900
      2,350 GATX Corp                                                     63,920
      3,784 Swift Transportation Co Inc*                                  67,923
      3,782 Werner Enterprises Inc                                        79,800
                                                                        $278,543

UTILITIES --- 0.97%
     30,177 AES Corp*                                                    299,658
      3,071 AGL Resources Inc                                             89,213
     19,775 Calpine Corp*                                                 85,428
      8,064 Constellation Energy Group                                   305,626
     43,483 Duke Energy Corp                                             882,270
     17,900 Dynegy Inc Class A*                                           76,254
     30,430 El Paso Corp                                                 239,788
      6,845 Energy East Corp                                             165,991
      2,966 Equitable Resources Inc                                      153,372
      7,501 KeySpan Corp                                                 275,287
      5,924 Kinder Morgan Inc                                            351,234
      5,432 MDU Resources Group Inc                                      130,531
      2,050 NICOR Inc                                                     69,639
      3,833 National Fuel Gas Co                                          95,825
     12,439 NiSource Inc                                                 256,492
      4,811 ONEOK Inc                                                    105,794
      1,750 Peoples Energy Corp                                           73,763
     11,295 Public Service Enterprise Group Inc                          452,139
      4,035 Questar Corp                                                 155,912
      5,226 Scana Corp                                                   190,070
     10,949 Sempra Energy                                                376,974
      9,250 UtiliCorp United Inc*                                         32,930
      3,566 Vectren Corp                                                  89,471
      2,209 WGL Holdings Inc                                              63,442
      4,050 Westar Energy Inc                                             80,636
     24,663 Williams Cos Inc                                             293,490
                                                                      $5,391,229

WATER --- 0.02%
      4,366 Aqua America Inc                                              87,538
                                                                         $87,538

WHOLE LOAN --- 0.39%
     22,957 GSR Mortgage Loan Trust                                    2,161,631
                                                                      $2,161,631

TOTAL COMMON STOCK --- 99.28%                                       $552,978,715
(Cost $451,810,838)

SHORT-TERM INVESTMENTS

  3,688,000 Fannie Mae                                                 3,688,000
                  1.217%, July 1, 2004
    325,000 United States of America (1)                                 323,130
                  1.360%, November 26, 2004

TOTAL SHORT-TERM INVESTMENTS --- 0.72%                                $4,011,130
(Cost $4,011,130)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%                          $556,989,845
(Cost $455,821,968)

Legend
* Non-income Producing Security
(1) Collateral for Futures
@ Security has no market value at June 30, 2004 CVO - Contingent Value Obligation REIT - Real Estate Investment Trust See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004